LOANS AND ALLOWANCE FOR LOAN LOSSES - Summary of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	$ 5,717	$ 5,062
Unpaid Principal Balance, With related allowance recorded	623	1,256
Unpaid Principal Balance	6,340	6,318
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	5,717	5,062
Recorded Investment, With related allowance recorded	623	1,256
Recorded Investment	6,340	6,318
Related Allowance [Abstract]
Related Allowance	134	253
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	6,786	3,695
Average Recorded Investment, With related allowance recorded	1,953	4,118
Average Recorded Investment	8,739	7,813
Commercial and industrial
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	437	28
Unpaid Principal Balance, With related allowance recorded	26	203
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	437	28
Recorded Investment, With related allowance recorded	26	203
Related Allowance [Abstract]
Related Allowance	17	64
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	434	809
Average Recorded Investment, With related allowance recorded	315	3,153
Construction and development
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	0	1,825
Unpaid Principal Balance, With related allowance recorded	0	0
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	0	1,825
Recorded Investment, With related allowance recorded	0	0
Related Allowance [Abstract]
Related Allowance	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	311	172
Average Recorded Investment, With related allowance recorded	7	0
Commercial real estate
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	3,979	1,196
Unpaid Principal Balance, With related allowance recorded	279	0
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	3,979	1,196
Recorded Investment, With related allowance recorded	279	0
Related Allowance [Abstract]
Related Allowance	27	0
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	4,230	871
Average Recorded Investment, With related allowance recorded	505	0
Farmland
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	6	89
Unpaid Principal Balance, With related allowance recorded	157	169
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	6	89
Recorded Investment, With related allowance recorded	157	169
Related Allowance [Abstract]
Related Allowance	85	47
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	90	109
Average Recorded Investment, With related allowance recorded	131	169
1-4 family residential
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	681	1,799
Unpaid Principal Balance, With related allowance recorded	161	789
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	681	1,799
Recorded Investment, With related allowance recorded	161	789
Related Allowance [Abstract]
Related Allowance	5	108
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	1,096	1,575
Average Recorded Investment, With related allowance recorded	754	639
Multi-family residential
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	217	5
Unpaid Principal Balance, With related allowance recorded	0	0
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	217	5
Recorded Investment, With related allowance recorded	0	0
Related Allowance [Abstract]
Related Allowance	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	180	2
Average Recorded Investment, With related allowance recorded	19	0
Consumer
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	0	105
Unpaid Principal Balance, With related allowance recorded	0	95
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	0	105
Recorded Investment, With related allowance recorded	0	95
Related Allowance [Abstract]
Related Allowance	0	34
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	61	89
Average Recorded Investment, With related allowance recorded	42	155
Agricultural
Unpaid Principal Balance [Abstract]
Unpaid Principal Balance, With no related allowance recorded	397	15
Unpaid Principal Balance, With related allowance recorded	0	0
Recorded Investment [Abstract]
Recorded Investment, With no related allowance recorded	397	15
Recorded Investment, With related allowance recorded	0	0
Related Allowance [Abstract]
Related Allowance	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment, With no related allowance recorded	384	68
Average Recorded Investment, With related allowance recorded	$ 180	$ 2